Supplement to the
Fidelity Flex® Funds
Fidelity Flex® Mid Cap Index Fund and Fidelity Flex® Small Cap Index Fund
June 29, 2024
Prospectus
The following information replaces similar information for Fidelity Flex® Mid Cap Index Fund found in the "Fund Summary" section under the "Investment Objective" heading.
Fidelity Flex® Mid Cap Index Fund seeks to provide investment results that correspond to the total return of stocks of mid-capitalization U.S. companies.
The following information replaces similar information for Fidelity Flex® Mid Cap Index Fund found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Prior to August 21, 2025, normally investing at least 80% of assets in securities included in the Russell Midcap® Index. The Russell Midcap® Index is a market capitalization-weighted index of medium-capitalization U.S. company stocks.
  Effective August 21, 2025, normally investing at least 80% of assets in securities included in the Fidelity U.S. Mid Cap IndexSM.
The Fidelity U.S. Mid Cap IndexSM is a float-adjusted market capitalization-weighted index designed to reflect the performance of stocks of U.S. mid-capitalization companies. It is a subset of the Fidelity U.S. Total Investable Market IndexSM (a float-adjusted market capitalization-weighted index designed to reflect the performance for the U.S. equity market, including large-, mid-, and small-capitalization stocks). Mid-capitalization stocks are considered to be stocks whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the S&P MidCap 400® Index.
The Fidelity U.S. Mid Cap IndexSM was created by Fidelity Product Services LLC (FPS) using a rules-based proprietary index methodology that includes all U.S. stocks meeting certain market capitalization, liquidity, and investability requirements.
  Lending securities to earn income for the fund.
The following information supplements information for Fidelity Flex® Mid Cap Index Fund found in the "Fund Summary" section under the "Principal Investment Risks" heading.
  Rules-Based Strategy Risk.
Although the index uses a rules-based proprietary index methodology, there is no guarantee that this methodology will be successful.
The following information replaces similar information for Fidelity Flex® Small Cap Index Fund found in the "Fund Summary" section under the "Investment Objective" heading.
Fidelity Flex® Small Cap Index Fund seeks to provide investment results that correspond to the total return of stocks of small-capitalization U.S. companies.
The following information replaces similar information for Fidelity Flex® Small Cap Index Fund found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Prior to July 21, 2025, normally investing at least 80% of assets in securities included in the Russell 2000® Index. The Russell 2000® Index is a market capitalization-weighted index designed to measure the performance of the small-cap segment of the U.S. equity market.
  Effective July 21, 2025, normally investing at least 80% of assets in securities included in the Fidelity U.S. Small Cap IndexSM.
The Fidelity U.S. Small Cap IndexSM is a float-adjusted market capitalization-weighted index designed to reflect the performance of stocks of U.S. small-capitalization companies. It is a subset of the Fidelity U.S. Total Investable Market Index (a float-adjusted market capitalization-weighted index designed to reflect the performance for the U.S. equity market, including large-, mid-, and small-capitalization stocks). Small-capitalization stocks are considered to be stocks whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Index or the S&P SmallCap 600® Index.
The Fidelity U.S. Small Cap IndexSM was created by Fidelity Product Services LLC (FPS) using a rules-based proprietary index methodology that includes all U.S. stocks meeting certain market capitalization, liquidity, and investability requirements.
  Lending securities to earn income for the fund.
The following information supplements information for Fidelity Flex® Small Cap Index Fund found in the "Fund Summary" section under the "Principal Investment Risks" heading.
  Rules-Based Strategy Risk.
Although the index uses a rules-based proprietary index methodology, there is no guarantee that this methodology will be successful.
The following information replaces similar information for Fidelity Flex® Mid Cap Index Fund found in the "Investment Details" section under the "Investment Objective" heading.
Fidelity Flex® Mid Cap Index Fund seeks to provide investment results that correspond to the total return of stocks of mid-capitalization U.S. companies.
The following information replaces similar information for Fidelity Flex® Mid Cap Index Fund found in the "Investment Details" section under the "Principal Investment Strategies" heading.
Prior to August 21, 2025, Geode Capital Management, LLC (Geode) normally invests at least 80% of the fund's assets in securities included in the Russell Midcap® Index. The Russell Midcap® Index is a market capitalization-weighted index of medium-capitalization U.S. company stocks.
Effective August 21, 2025, Geode normally invests at least 80% of the fund's assets in securities included in the Fidelity U.S. Mid Cap IndexSM.
The Fidelity U.S. Mid Cap IndexSM is a float-adjusted market capitalization-weighted index designed to reflect the performance of stocks of U.S. mid-capitalization companies. It is a subset of the Fidelity U.S. Total Investable Market IndexSM (a float-adjusted market capitalization-weighted index designed to reflect the performance for the U.S. equity market, including large-, mid-, and small-capitalization stocks). Mid-capitalization stocks are considered to be stocks whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the S&P MidCap 400® Index.
The Fidelity U.S. Mid Cap IndexSM was created by Fidelity Product Services LLC (FPS) using a rules-based proprietary index methodology that includes all U.S. stocks meeting certain market capitalization, liquidity, and investability requirements. The index is rebalanced annually, with a provision to make adjustments for certain corporate actions on a quarterly basis. FPS is the index provider. FPS is an affiliated person of the Adviser.
The fund may not always hold all of the same securities as the index. Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, and earnings growth.
The fund may not track the index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.
The fund may lend securities to broker-dealers or other institutions to earn income.
If Geode's strategies do not work as intended, the fund may not achieve its objective.
The following information replaces similar information for Fidelity Flex® Small Cap Index Fund found in the "Investment Details" section under the "Investment Objective" heading.
Fidelity Flex® Small Cap Index Fund seeks to provide investment results that correspond to the total return of stocks of small-capitalization U.S. companies.
The following information replaces similar information for Fidelity Flex® Small Cap Index Fund found in the "Investment Details" section under the "Principal Investment Strategies" heading.
Prior to July 21, 2025, Geode Capital Management, LLC (Geode) normally invests at least 80% of the fund's assets in securities included in the Russell 2000® Index. The Russell 2000® Index is a market capitalization-weighted index designed to measure the performance of the small-cap segment of the U.S. equity market.
Effective July 21, 2025, Geode normally invests at least 80% of the fund's assets in securities included in the Fidelity U.S. Small Cap IndexSM.
The Fidelity U.S. Small Cap IndexSM is a float-adjusted market capitalization-weighted index designed to reflect the performance of stocks of U.S. small-capitalization companies. It is a subset of the Fidelity U.S. Total Investable Market Index (a float-adjusted market capitalization-weighted index designed to reflect the performance for the U.S. equity market, including large-, mid-, and small-capitalization stocks). Small-capitalization stocks are considered to be stocks whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Index or the S&P SmallCap 600® Index.
The Fidelity U.S. Small Cap IndexSM was created by Fidelity Product Services LLC (FPS) using a rules-based proprietary index methodology that includes all U.S. stocks meeting certain market capitalization, liquidity, and investability requirements. The index is rebalanced annually, with a provision to make adjustments for certain corporate actions on a quarterly basis. FPS is the index provider. FPS is an affiliated person of the Adviser.
The fund may not always hold all of the same securities as the index. Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, and earnings growth.
The fund may not track the index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.
The fund may lend securities to broker-dealers or other institutions to earn income.
If Geode's strategies do not work as intended, the fund may not achieve its objective.
The following information supplements information found in the "Investment Details" section under the "Principal Investment Risks" heading.
Rules-Based Strategy Risk. Although the index uses a rules-based proprietary index methodology, there is no guarantee that this methodology will be successful.
ZMP-ZAP-PSTK-0425-102 1.9886010.102	April 1, 2025
Supplement to the
Fidelity Flex® Funds
Fidelity Flex® International Index Fund
December 30, 2024
Prospectus
The following information replaces similar information found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Prior to July 21, 2025, normally investing at least 80% of assets in securities included in the MSCI ACWI (All Country World Index) ex USA Index and in depositary receipts representing securities included in the index. The MSCI ACWI (All Country World Index) ex USA Index is a market capitalization- weighted index designed to measure the investable equity market performance for global investors of developed and emerging markets, excluding the United States.
  Effective July 21, 2025, normally investing at least 80% of assets in securities included in the Fidelity Global ex U.S. IndexSM.
The Fidelity Global ex U.S. IndexSM is a float-adjusted market capitalization-weighted index designed to reflect the performance of stocks of non-U.S. large- and mid-capitalization companies.
The Fidelity Global ex U.S. IndexSM was created by Fidelity Product Services LLC (FPS) using a rules-based proprietary index methodology that includes all non-U.S. large- and mid-capitalization stocks meeting certain market capitalization, liquidity, and investability requirements.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, earnings growth, country weightings, and the effect of foreign taxes to attempt to replicate the returns of the Fidelity Global ex. U.S. IndexSM.
  Lending securities to earn income for the fund.
The following information supplements information found in the "Fund Summary" section under the "Principal Investment Risks" heading.
  Rules-Based Strategy Risk.
Although the index uses a rules-based proprietary index methodology, there is no guarantee that this methodology will be successful.
The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Strategies" heading.
Prior to July 21, 2025, Geode Capital Management, LLC (Geode) normally invests at least 80% of the fund's assets in securities included in the MSCI ACWI (All Country World Index) ex USA Index and in depositary receipts representing securities included in the index. The MSCI ACWI (All Country World Index) ex USA Index is a market capitalization- weighted index designed to measure the investable equity market performance for global investors of developed and emerging markets, excluding the United States.
Effective July 21, 2025, Geode normally invests at least 80% of the fund's assets in securities included in the Fidelity Global ex U.S. IndexSM.
The Fidelity Global ex U.S. IndexSM is a float-adjusted market capitalization-weighted index designed to reflect the performance of stocks of non-U.S. large- and mid-capitalization companies.
The Fidelity Global ex U.S. IndexSM was created by Fidelity Product Services LLC (FPS) using a rules-based proprietary index methodology that includes all non-U.S. large- and mid-capitalization stocks meeting certain market capitalization, liquidity, and investability requirements. The index is rebalanced annually, with a provision to make adjustments for certain corporate actions on a quarterly basis. FPS is the index provider. FPS is an affiliated person of the Adviser.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
The fund may not always hold all of the same securities as the index. Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, earnings growth, country weightings, and the effect of foreign taxes.
The fund may not track the index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.
The fund may lend securities to broker-dealers or other institutions to earn income.
If Geode's strategies do not work as intended, the fund may not achieve its objective.
The following information supplements information found in the "Investment Details" section under the "Principal Investment Risks" heading.
Rules-Based Strategy Risk. Although the index uses a rules-based proprietary index methodology, there is no guarantee that this methodology will be successful.
ZEI-PSTK-0425-104 1.9886007.104	April 1, 2025